Schedule of Restricted Investments (Details) (USD $)	1 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost	$ 1,155,900	$ 1,155,364	$ 1,155,364	$ 1,154,838
Gross Unrealized Gains	24,041	31,317	31,317	38,729
Gross Unrealized Losses	0	0	0	0
Aggregate Estimated Fair Value	1,179,941	1,186,681	1,186,681	1,193,567
US Treasury Notes [Member]
Amortized Cost	879,553	879,553	879,553	879,553
Gross Unrealized Gains	24,041	31,317		38,729
Gross Unrealized Losses	0	0		0
Aggregate Estimated Fair Value	903,594	910,870	910,870	918,282
Certificates of deposit [Member]
Amortized Cost	276,347	275,811	275,811	275,285
Gross Unrealized Gains	0	0		0
Gross Unrealized Losses	0	0		0
Aggregate Estimated Fair Value	$ 276,347	$ 275,811	$ 275,811	$ 275,285